Biological Assets (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Estimated selling price per lb	$ 1,130	$ 1,123
Impact of change in estimated selling price	$ 219,428	$ 48,720
Estimated stage of growth	51.00%	63.00%
Impact of change in estimated stage of growth	$ 189,943	$ 38,104
Estimated flower yield per harvest (lb)	$ 1,915	$ 216
Impact of change in estimated flower yield	$ 189,943	$ 38,104